Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The objectives of the Company’s compensation program for named executive officers consistent with these corporate principles are to:

●	Encourage and reward individual effort and teamwork in order to improve the Company’s financial performance, and
●	Attain the Company’s principal long-term objective of profitably building the Company’s well-known brands.

All compensation and benefits for named executive officers described below have as a primary purpose meeting the need to attract, retain and motivate the types of individuals who will be able to execute the Company’s business strategy while upholding its values in an ever changing competitive environment. The Company’s current compensation program includes salary, annual cash incentives, annual awards under the Company’s Career Achievement Plan, which is referred to as the “CAP” below, participation in the Excess Benefit Plan, which is referred to as the “EBP” below, and a Supplemental Savings Plan, which is referred to as the “SSP” below.

None of the Company’s employees receive stock options, restricted stock or other forms of equity-based compensation. The Board did not grant equity-based compensation to the Chief Executive Officer because of her significant equity stake in the Company. Other named executive officers also do not receive equity-based compensation, as the Board has decided to motivate executive behavior based on financial and management objectives consistent with the Company’s corporate principles. Because the Company does not grant stock options or other equity-based compensation, the Company has no policy regarding the timing of such awards in relation to the disclosure of material nonpublic information and the Board makes no determinations as to the timing of such awards in relation to the material nonpublic information.

Award Timing Method	the Company does not grant stock options or other equity-based compensation, the Company has no policy regarding the timing of such awards in relation to the disclosure of material nonpublic information and the Board makes no determinations as to the timing of such awards in relation to the material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false